NOTE 3 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail) - Schedule of Derivative Liabilities at Fair Value (USD $)	12 Months Ended
Dec. 31, 2012
Level 3 –
Balance at December 31, 2011	$ 0
New Issuance	136,207
Changes in Fair Value	360,620
Balance at December 31, 2012	496,827
Conversion Features - Embedded Derivatives [Member]
Level 3 –
Balance at December 31, 2011	0
New Issuance	98,366
Changes in Fair Value	(16,129)
Balance at December 31, 2012	82,237
Conversion Features - Tainted Equity [Member]
Level 3 –
Balance at December 31, 2011	0
New Issuance	37,841
Changes in Fair Value	171,130
Balance at December 31, 2012	208,971
Warrants - Tainted Equity [Member]
Level 3 –
Balance at December 31, 2011	0
New Issuance	0
Changes in Fair Value	205,619
Balance at December 31, 2012	$ 205,619